Tangible assets - Disclosure of changes in tangible assets in the consolidated balance sheets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 33,321	€ 32,735
Balance, at the end of the period	34,073	33,321	€ 32,735
Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,625	2,722
Balance, at the end of the period	2,413	2,625	2,722
Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	51,489	50,560	53,012
Additions / disposals (net) due to change in the scope of consolidation	103	(191)	1,073
Additions / disposals (net)	(282)	(359)	1,310
Transfers, exchange differences and other items	2,006	1,479	(4,835)
Balance, at the end of the period	53,316	51,489	50,560
Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,429	3,948	5,686
Additions / disposals (net) due to change in the scope of consolidation	1	1	(37)
Additions / disposals (net)	109	96	(1,339)
Transfers, exchange differences and other items	153	384	(362)
Balance, at the end of the period	4,692	4,429	3,948
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(17,402)	(17,261)	(17,328)
Additions / disposals (net) due to change in the scope of consolidation	(33)	39	(40)
Additions / disposals (net)	3,963	4,126	2,925
Charge for the year	(1,834)	(1,743)	(1,914)
Transfers, exchange differences and other items	(3,336)	(2,563)	(904)
Balance, at the end of the period	(18,642)	(17,402)	(17,261)
Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(1,789)	(1,217)	(765)
Additions / disposals (net) due to change in the scope of consolidation	0	0	(3)
Additions / disposals (net)	164	44	167
Charge for the year	(636)	(612)	(706)
Transfers, exchange differences and other items	(4)	(4)	90
Balance, at the end of the period	(2,265)	(1,789)	(1,217)
Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(765)	(564)	(449)
Impairment charge for the year	(157)	(169)	(185)
Releases	17	19	11
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	119	64	23
Transfers, exchange differences and other items	185	(115)	36
Balance, at the end of the period	(601)	(765)	(564)
Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(15)	(9)	0
Impairment charge for the year	(2)	(13)	(4)
Releases	1	1	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	13	7	0
Transfers, exchange differences and other items	(11)	(1)	(6)
Balance, at the end of the period	(14)	(15)	(9)
For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	13,259	13,213
Balance, at the end of the period	13,489	13,259	13,213
For own use | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,625	2,722
Balance, at the end of the period	2,413	2,625	2,722
For own use | Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	25,529	24,896	27,108
Additions / disposals (net) due to change in the scope of consolidation	14	66	(16)
Additions / disposals (net)	604	781	827
Transfers, exchange differences and other items	423	(214)	(3,023)
Balance, at the end of the period	26,570	25,529	24,896
For own use | Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,429	3,948	5,686
Additions / disposals (net) due to change in the scope of consolidation	1	1	(37)
Additions / disposals (net)	109	96	(1,339)
Transfers, exchange differences and other items	153	384	(362)
Balance, at the end of the period	4,692	4,429	3,948
For own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(12,015)	(11,543)	(11,974)
Additions / disposals (net) due to change in the scope of consolidation	(7)	(1)	(40)
Additions / disposals (net)	1,065	733	527
Charge for the year	(1,821)	(1,733)	(1,906)
Transfers, exchange differences and other items	(114)	529	1,850
Balance, at the end of the period	(12,892)	(12,015)	(11,543)
For own use | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(1,789)	(1,217)	(765)
Additions / disposals (net) due to change in the scope of consolidation	0	0	(3)
Additions / disposals (net)	164	44	167
Charge for the year	(636)	(612)	(706)
Transfers, exchange differences and other items	(4)	(4)	90
Balance, at the end of the period	(2,265)	(1,789)	(1,217)
For own use | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(255)	(140)	(93)
Impairment charge for the year	(95)	(144)	(104)
Releases	12	10	4
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	34	61	20
Transfers, exchange differences and other items	115	(42)	33
Balance, at the end of the period	(189)	(255)	(140)
For own use | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(15)	(9)	0
Impairment charge for the year	(2)	(13)	(4)
Releases	1	1	1
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	13	7	0
Transfers, exchange differences and other items	(11)	(1)	(6)
Balance, at the end of the period	(14)	(15)	(9)
Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	19,083	18,559
Balance, at the end of the period	19,555	19,083	18,559
Leased out under an operating lease | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	24,423	24,204	24,454
Additions / disposals (net) due to change in the scope of consolidation	89	(257)	1,082
Additions / disposals (net)	(822)	(1,076)	512
Transfers, exchange differences and other items	1,476	1,552	(1,844)
Balance, at the end of the period	25,166	24,423	24,204
Leased out under an operating lease | Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(5,238)	(5,585)	(5,210)
Additions / disposals (net) due to change in the scope of consolidation	(30)	40	0
Additions / disposals (net)	2,882	3,390	2,387
Charge for the year	0	0	0
Transfers, exchange differences and other items	(3,192)	(3,083)	(2,762)
Balance, at the end of the period	(5,578)	(5,238)	(5,585)
Leased out under an operating lease | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Leased out under an operating lease | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(102)	(60)	(23)
Impairment charge for the year	(33)	(17)	(70)
Releases	1	4	2
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	76	0	0
Transfers, exchange differences and other items	25	(29)	31
Balance, at the end of the period	(33)	(102)	(60)
Leased out under an operating lease | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)		0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	979	963
Balance, at the end of the period	1,029	979	963
Investment property | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Investment property | Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,537	1,460	1,450
Additions / disposals (net) due to change in the scope of consolidation	0	0	7
Additions / disposals (net)	(64)	(64)	(29)
Transfers, exchange differences and other items	107	141	32
Balance, at the end of the period	1,580	1,537	1,460
Investment property | Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(149)	(133)	(144)
Additions / disposals (net) due to change in the scope of consolidation	4	0	0
Additions / disposals (net)	16	3	11
Charge for the year	(13)	(10)	(8)
Transfers, exchange differences and other items	(30)	(9)	8
Balance, at the end of the period	(172)	(149)	(133)
Investment property | Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Investment property | Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(408)	(364)	(333)
Impairment charge for the year	(29)	(8)	(11)
Releases	4	5	5
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	9	3	3
Transfers, exchange differences and other items	45	(44)	(28)
Balance, at the end of the period	(379)	(408)	(364)
Investment property | Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)		0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	€ 0	€ 0	€ 0